Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities
Components of trade and other payables

	December 31,	December 31,
	2020	2019
Accounts payable	$6,871,970	$4,639,924
Accrued liabilities	2,651,839	2,371,925

Total	$9,523,809	$7,011,849